Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 7,374,456	$ 1,069,196	¥ 2,988,374
Current portion of operating lease liabilities	1,025,968	148,751	744,561
Non-current operating lease liabilities	6,517,096	$ 944,890	2,317,193
Total operating lease liabilities	7,543,064		3,061,754
Finance leases:
Right-of-use assets - finance lease	¥ 49,205		66,052
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Current portion of finance lease liabilities	¥ 30,609		27,815
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current
Non-current finance lease liabilities	¥ 14,457		31,646
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total finance lease liabilities	¥ 45,066		¥ 59,461